Unaudited Quarterly Financial Data (Summary Of Quarterly Consolidated Income Statement Date) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Financial Data [Abstract]
Operating revenues	$ 408.5	$ 428.3	$ 411.4	$ 448.6	$ 497.8	$ 408.9	$ 497.4	$ 484.8	$ 1,696.8	$ 1,888.9	$ 2,242.6
OPERATING EXPENSES
Contract drilling (exclusive of depreciation)	185.6	194.1	206.0	182.4	175.8	175.4	196.3	161.5	768.1	709.0	736.3
Depreciation	57.1	55.6	51.9	51.7	51.6	48.9	45.3	43.7	216.3	189.5	172.6
General and administrative	22.9	20.6	22.0	20.6	22.4	13.6	16.0	12.0	86.1	64.0	53.8
Operating income	142.9	158.0	131.5	193.9	248.0	171.0	239.8	267.6	626.3	926.4	1,279.9
Other income (expense), net	(0.4)	2.7	12.8	3.1	2.6	3.6	6.9	(4.3)	18.2	8.8	(4.2)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	142.5	160.7	144.3	197.0	250.6	174.6	246.7	263.3	644.5	935.2	1,275.7
Provision for income taxes	11.9	26.7	22.4	35.0	50.3	29.6	47.9	52.2	96.0	180.0	222.4
INCOME FROM CONTINUING OPERATIONS	130.6	134.0	121.9	162.0	200.3	145.0	198.8	211.1	548.5	755.2	1,053.3
Income (loss) from discontinued operations, net	3.7	(1.9)	6.0	29.6	9.9	5.8	2.6	11.0	37.4	29.3	103.4
NET INCOME	134.3	132.1	127.9	191.6	210.2	150.8	201.4	222.1	585.9	784.5	1,156.7
NET INCOME ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1.4)	(1.6)	(1.6)	(1.8)	(1.5)	(1.1)	(1.1)	(1.4)	(6.4)	(5.1)	(5.9)
NET INCOME ATTRIBUTABLE TO ENSCO	$ 132.9	$ 130.5	$ 126.3	$ 189.8	$ 208.7	$ 149.7	$ 200.3	$ 220.7	$ 579.5	$ 779.4	$ 1,150.8
Earnings (loss) per share - basic
Continuing operations	$ 0.90	$ 0.92	$ 0.85	$ 1.12	$ 1.40	$ 1.01	$ 1.39	$ 1.48	$ 3.80	$ 5.28	$ 7.32
Discontinued operations	$ 0.03	$ (0.01)	$ 0.04	$ 0.21	$ 0.06	$ 0.04	$ 0.02	$ 0.08	$ 0.26	$ 0.20	$ 0.72
Total earnings per share - basic	$ 0.93	$ 0.91	$ 0.89	$ 1.33	$ 1.46	$ 1.05	$ 1.41	$ 1.56	$ 4.06	$ 5.48	$ 8.04
Earnings (loss) per share - diluted
Continuing operations	$ 0.90	$ 0.92	$ 0.85	$ 1.12	$ 1.40	$ 1.01	$ 1.39	$ 1.48	$ 3.80	$ 5.28	$ 7.31
Discontinued operations	$ 0.03	$ (0.01)	$ 0.04	$ 0.21	$ 0.06	$ 0.04	$ 0.02	$ 0.08	$ 0.26	$ 0.20	$ 0.71
Total earnings per share - diluted	$ 0.93	$ 0.91	$ 0.89	$ 1.33	$ 1.46	$ 1.05	$ 1.41	$ 1.56	$ 4.06	$ 5.48	$ 8.02